Investments accounted for using the equity method - Summarised statement of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarised statement of comprehensive income
Revenue	¥ 869,050	¥ 761,306	¥ 697,396
Depreciation and amortisation	(83,834)	(32,140)	(29,111)
Profit/(loss) before income tax	152,364	(233,972)	(53,169)
Income tax expense	(14,036)	(18,508)	(19,260)
Profit (loss) for the year	138,328	(252,480)	¥ (72,429)
Associates
Summarised statement of comprehensive income
Revenue	2,702	111,630
Depreciation and amortisation	(1,609)	(319)
Interest expense	(61)	(417)
Profit/(loss) before income tax	(765)	9,851
Income tax expense		(2,290)
Profit (loss) for the year	¥ (765)	¥ 7,561